Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
21
. Related Party Transactions
The Company regularly enters into related party transactions with entities associated with, and under control of, the majority owner of the Company. Management believes some transactions were conducted on terms equivalent to those prevailing in an arm’s-length
transaction. However, some amounts earned or that were charged under these arrangements were not negotiated at arm’s length and may not represent the terms that the Company might have obtained from an unrelated third party. See below for a description of transactions with related parties.
Purchases from Related Parties
LGM Ventures, LLC (“LGMV”) is an entity with the same ownership structure as the Company. Carolina Air Center, LLC, Crystal Coast Aviation, LLC, and Kinston Jet Center, LLC are subsidiaries of LGMV and sellers of fuel. During the years ended December 31
, 2023
and 2022
, the Company purchased a total of $
2,027
and $
2,185
in fuel from subsidiaries of LGMV, respectively. This fuel represents approximately
3
% and
3
% of the Company’s total fuel purchases during the years ended December 31
, 2023
and 2022
, respectively.
Leases from Related Parties
Kinston Jet Center, LLC, Kinston Jet House, LLC, and LGM Auto, LLC are subsidiaries of LGMV and lessors of real property and equipment (such as trucks, trailers and vans). During the years ended December 31
, 2023
and 2022
, the Company incurred rent expense to subsidiaries of LGMV totaling $
1,646
and $
1,235
, respectively. See Note 16
, “Leases” for further details.
Due to Related Parties
Amounts due to related parties on the consolidated balance sheets as of December 31
, 2023
were
zero
. Amounts due to related parties on the consolidated balance sheets as of December 31
, 2022
totaled $
72
and relate

to fuel and lease purchases from LGMV and Kinston Jet Center, LLC. Accounts payable to related parties for fuel and lease purchases are recorded as increase in equity and a decrease in due to related parties at closing. As of December 31
, 2023
and 2022
, the Company recognized an increase in equity related to related party payables of $
1,047
and $
6,188
, respectively.
Sales to Related Parties
The Company allows owners of subsidiaries and lessor SAEs without Equity (“lessor VIEs”) to charter flights at a reduced rate. During the years ended December 31
, 2023
and 2022
, the Company recorded $
22,279
and $
22,468
in charter flight revenue from owners of subsidiaries and lessor VIEs, respectively. During the years ended December 31
, 2023
and 2022
, the Company recorded $
80
and $
15
in revenue from related parties not considered owners of subsidiaries or lessor VIEs, respectively.
Receivables from Related Parties
Short term accounts receivable from related parties are comprised of customer flight activity charges and totaled $
1,911
and $
2,996
as of December 31
, 2023
and December 31
, 2022
, respectively.
In addition, long-term accounts receivable from related parties are comprised of customer flight activity charges that are not expected to be repaid until the Company’s exercise of a repurchase option within the lease agreement with the related party. Upon this repurchase by the Company, any outstanding receivable balance due to the Company would offset the aggregate repurchase option exercise price. Long-term accounts receivable from related parties totaled $
0
and $
2,629
as of December 31
, 2023
and December 31
, 2022
, respectively.
Accounts receivable from related parties are recorded as a decrease in equity and a decrease in accounts receivable from related parties at closing. As of December 31
, 2023
and 2022
, the Company recognized a reduction of equity related to related party receivables of $
6,114
and $
12,894
, respectively.

The Company occasionally makes accounts payable payments on behalf of LGMV. Related party receivables from LGMV are immaterial as of December 31, 2023 and December 31, 2022, respectively.
Notes Receivable
In the normal course of its business, the Company finances upfront third-party buyers of their SAEs and holds notes receivable from these buyers. Notes receivable is comprised of $
2,433
of a related party’s purchase of
99
% ownership of a consolidated subsidiary and $
2,404
of another related party’s purchase of
99
% ownership of a consolidated subsidiary as of December 31
, 2023
.
Notes receivable is comprised of $
2,572
of a related party’s purchase of
99
% ownership of a consolidated subsidiary and $
2,545
of another related party’s purchase of
99
% ownership of a consolidated subsidiary as of December 31
, 2022
.
Short-Term Notes Payable to Related Parties
In December 2023
, the Company issued to the Sponsor $
15,871
in principal amount of senior secured notes due in December 2024
. The notes were issued with a stated rate of
14
% and interest is payable monthly in arrears. The senior secured notes will mature one year from closing date, at which time the full principal amount

will be due, along with any accrued unpaid interest. Unamortized debt issuance costs related to the senior secured notes were
$
879
as of December 31
, 2023
. On December 27
, 2023
, the Company entered into an additional promissory note with the EGA Sponsor, with a principal amount of $
3,947
. The promissory note bears an annual interest rate of
8
% with a maturity date of September 18
, 2024
. As of December 31
, 2023
, the balance of the Short-term notes payable -related party on the consolidated balance sheets was $
18,939
.
Other Transactions with Related Parties
The Company is a guarantor to a term note, dated January 29
, 2021
, between Sea Jay, LLC and a financial institution where the initial principal balance is in the amount of $
11,900
. Sea Jay, LLC is wholly owned by LGMV.
The Company is a guarantor to two term notes, dated February 25
, 2022
and November 17
, 2023
, between Kinston Jet Center, LLC and a financial institution where the initial principal balances are in the amounts of $
5,280
and $
1,800
, respectively.
On September 14
, 2023
, the Company exercised its repurchase option on a
50
% interest of an aircraft
co-owned
with Peter Hopper, Director, which resulted in the termination of an aircraft lease with DH Aviation, LLC and subsequent purchase of
50
% of the underlying aircraft. This purchase option was settled with a cashless transaction, in which the Company received the aircraft interest in exchange for settling $
1,650
of trade receivables the seller had with the Company. The nature of this transaction was agreed upon in the early stages of the relationship.
On December 15
, 2023
, the Company distributed
100
% of the equity interests in its wholly-owned subsidiary, JS Longitude, LLC (“JS Longitude”), to the Existing Equityholders, and concurrent with this distribution the Existing Equityholders transferred these equity interests to LGMV. The Company will continue to lease the aircraft held by JS Longitude for Segrave’s business and personal use at a rate of $
200
per month. In conjunction with the transfer, $
16,004
in debt related to the purchase of the aircraft held by JS Longitude was transferred to LGMV.